Inventories (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 11, 2024
Inventory net	$ 2,105,308		$ 2,824,353	$ 2,213,311	$ 4,650,000
Inventory write down	3,681	$ 38,982	56,583	140,131
Continuing Operations [Member]
Inventory write down			$ 56,583	$ 140,131
Cost of Sales [Member]
Inventory write down	$ 3,681	$ 38,982